Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.5%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	1.596%		500,000	498,479
United States 3.8%
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%		300,000	309,146
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%		600,000	597,519
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		700,000	701,862
Lendingpoint Asset Securitization Trust(a)
Series 2019-1 Class C
08/15/2025	4.504%		164,499	164,777
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		400,000	402,954
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.216%		250,000	250,595
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		721,419	720,850
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%		244,288	246,603
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%		600,000	618,124
Total				4,012,430
Total Asset-Backed Securities — Non-Agency (Cost $4,479,900)				4,510,909

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.8%

United Kingdom 0.5%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	278,670	490,667
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.3%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.784%	500,000	496,758
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	600,000	640,024
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	500,000	527,953
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%	300,000	267,196
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.825%	100,000	100,000
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	750,000	674,022
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	260,000	200,864
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	300,000	266,901
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	550,000	554,895
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	505,087
Series 2020-SFR1 Class F
04/17/2037	3.431%	100,000	101,217
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	200,000	202,916
Total			4,537,833
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,887,078)			5,028,500

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		29,000	30,145
Total Convertible Bonds (Cost $27,410)				30,145

Corporate Bonds & Notes(c) 55.9%

Australia 0.7%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	374,921
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	250,000	327,100
Total				702,021
Belgium 0.5%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	232,967
House of Finance NV (The)(a)
07/15/2026	4.375%	EUR	100,000	118,743
Solvay SA(e)
12/31/2049	2.500%	EUR	100,000	119,778
Total				471,488
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	546,276
05/15/2048	5.300%		345,000	448,228
Total				994,504
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		24,000	25,207
01/15/2028	3.875%		53,000	53,420
Air Canada(a)
08/15/2026	3.875%		35,000	35,346
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%		12,000	12,443
Bombardier, Inc.(a)
04/15/2027	7.875%		50,000	51,841
Clarios Global LP(a)
05/15/2025	6.750%		10,000	10,584
GFL Environmental, Inc.(a)
06/01/2025	4.250%		15,000	15,479
08/01/2025	3.750%		30,000	30,865
12/15/2026	5.125%		17,000	17,830
08/01/2028	4.000%		41,000	40,704
09/01/2028	3.500%		33,000	33,195
06/15/2029	4.750%		39,000	40,085
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/15/2029	4.375%		2,000	2,019
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		23,000	22,798
04/01/2029	6.125%		37,000	38,774
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		51,000	54,260
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		41,000	41,661
Videotron Ltd.(a)
06/15/2029	3.625%		20,000	20,310
Total				546,821
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%		22,565	22,262
China 0.2%
JD.com, Inc.
01/14/2030	3.375%		200,000	209,929
Denmark 0.3%
Danske Bank A/S(a),(e)
Subordinated
05/15/2031	1.000%	EUR	100,000	116,347
Nykredit Realkredit AS(a)
01/17/2028	0.375%	EUR	200,000	228,752
Total				345,099
France 1.0%
Altice France SA(a)
02/01/2027	8.125%		28,000	30,176
01/15/2028	5.500%		41,000	41,396
07/15/2029	5.125%		39,000	38,297
Altice France SA(a),(g)
10/15/2029	5.500%		16,000	15,857
Banijay Entertainment SASU(a)
03/01/2025	3.500%	EUR	100,000	117,130
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	116,851
Casino Guichard Perrachon SA(a)
01/15/2026	6.625%	EUR	100,000	121,032
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	118,474
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	116,436
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	115,565
Iqera Group SAS(a)
09/30/2024	4.250%	EUR	100,000	115,922

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	118,731
Total				1,065,867
Germany 2.7%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	104,680
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	367,073
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	357,014
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	117,156
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	411,204
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	122,014
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	119,633
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	120,184
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%		12,000	12,298
INEOS Styrolution Group GmbH(a)
01/16/2027	2.250%	EUR	100,000	114,584
Mahle GmbH(a)
05/14/2028	2.375%	EUR	100,000	114,097
Novelis Sheet Ingot GmbH(a)
04/15/2029	3.375%	EUR	100,000	120,758
PCF GmbH(a)
04/15/2026	4.750%	EUR	100,000	119,719
Platin 1426 GmbH(a)
06/15/2023	5.375%	EUR	100,000	116,723
Schaeffler AG(a)
10/12/2028	3.375%	EUR	100,000	129,735
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	104,928
TK Elevator Midco GmbH(a)
07/15/2027	4.375%	EUR	100,000	121,048
TUI Cruises GmbH(a)
05/15/2026	6.500%	EUR	100,000	119,310
Total				2,792,158
Greece 0.1%
Crystal Almond Sarl(a)
10/15/2024	4.250%	EUR	100,000	118,441
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	417,661
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	287,156
Total				704,817
Ireland 0.6%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	149,214
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		59,000	60,179
08/15/2027	5.250%		8,000	8,149
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	118,324
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%		14,000	14,022
06/30/2028	6.000%		19,000	13,590
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		200,000	240,423
Total				603,901
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	204,962
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	116,985
Total				321,947
Italy 0.7%
Assicurazioni Generali SpA(a),(e)
Subordinated
06/08/2048	5.000%	EUR	100,000	140,739
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	119,771
09/26/2029	1.875%	EUR	200,000	241,762
Marcolin SpA(a)
11/15/2026	6.125%	EUR	100,000	118,925
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	115,707
Total				736,904
Jersey 0.2%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	116,749

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	118,052
Total				234,801
Liberia 0.2%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		59,000	60,647
03/15/2028	3.700%		33,000	31,612
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%		12,000	13,701
07/01/2026	4.250%		23,000	22,532
08/31/2026	5.500%		25,000	25,689
04/01/2028	5.500%		33,000	33,784
Total				187,965
Luxembourg 0.9%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	111,491
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	123,387
02/15/2028	6.000%		85,000	81,096
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	84,917	99,849
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		85,000	87,502
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	121,052
Herens Holdco Sarl(a)
05/15/2028	4.750%		33,000	33,188
HSE Finance Sarl(a)
10/15/2026	5.625%	EUR	100,000	120,543
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	27,060
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		32,000	32,835
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	122,456
Total				960,459
Mauritius 0.5%
Network i2i Ltd.(a),(e)
12/31/2049	5.650%		450,000	479,467
Netherlands 2.5%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%		30,000	31,245
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	226,702
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	31,254
Constellium NV(a)
02/15/2026	5.875%		80,000	81,304
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	117,283
06/15/2028	5.625%		15,000	15,761
04/15/2029	3.750%		33,000	32,184
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	565,798
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	115,111
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	32,501
OCI NV(a)
10/15/2025	3.625%	EUR	100,000	120,208
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	119,414
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	124,218
Repsol International Finance BV(a),(e)
12/31/2049	3.750%	EUR	100,000	123,364
Stichting AK Rabobank Certificaten(a),(e)
12/31/2049	2.188%	EUR	150,000	249,787
Telefonica Europe BV(a),(e)
12/31/2049	3.875%	EUR	100,000	125,455
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	26,216
08/15/2027	8.500%		23,000	24,600
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	117,283
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	159,999
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		47,000	48,230
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		35,000	36,306
Ziggo BV(a)
01/15/2027	5.500%		103,000	106,428
Total				2,630,651
Panama 0.3%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	133,108
03/01/2026	7.625%		43,000	45,891
03/01/2027	5.750%		67,000	69,230
08/01/2028	4.000%		50,000	50,524
Total				298,753

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Poland 0.0%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		15,000	15,247
Spain 0.4%
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	116,517
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	293,920
Total				410,437
Sweden 1.4%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	463,558
Akelius Residential Property AB(a),(e)
10/05/2078	3.875%	EUR	100,000	122,237
Heimstaden Bostad AB(a),(e)
12/31/2049	3.375%	EUR	100,000	118,731
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	439,961
01/30/2027	1.125%	EUR	200,000	237,772
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	116,421
Total				1,498,680
Switzerland 0.5%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	150,000	163,681
Novartis Finance SA(a),(h)
09/23/2028	0.000%	EUR	200,000	228,431
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	119,448
Total				511,560
United Kingdom 7.2%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	138,553
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	251,640
Bellis Acquisition Co. PLC(a)
02/16/2026	3.250%	GBP	100,000	132,382
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	119,042
BP Capital Markets PLC(a),(e)
12/31/2049	3.250%	EUR	200,000	247,313
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	312,586
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	389,640
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	161,155
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	136,439
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	379,211
EC Finance PLC(a)
11/15/2022	2.375%	EUR	100,000	116,213
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	385,213
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	335,531
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	134,098
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	228,071
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	551,954
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	116,704
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	121,680
02/15/2025	6.500%		14,000	15,629
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	117,301
NCL Finance Ltd.(a)
03/15/2028	6.125%		10,000	10,392
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	250,000	294,655
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	119,310
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	408,435
Sky PLC(a)
09/16/2024	3.750%		800,000	869,693
TalkTalk Telecom Group PLC(a)
02/20/2025	3.875%	GBP	100,000	132,097
Travis Perkins PLC(a)
02/17/2026	3.750%	GBP	100,000	142,926
UBS AG(a)
03/31/2031	0.500%	EUR	200,000	229,709
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	118,479

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	35,760
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	139,644
05/15/2029	5.500%		33,000	34,824
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	136,024
01/31/2031	4.250%		56,000	55,831
07/15/2031	4.750%		65,000	66,442
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	130,906
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	301,754
Total				7,617,236
United States 32.4%
AbbVie, Inc.
06/01/2029	2.125%	EUR	250,000	324,250
06/15/2044	4.850%		70,000	87,885
11/21/2049	4.250%		175,000	207,197
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,308
04/15/2029	5.000%		9,000	9,387
AdaptHealth LLC(a)
03/01/2030	5.125%		49,000	49,038
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	13,242
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	10,485
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%		19,000	20,228
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		71,000	76,675
Allegheny Technologies, Inc.
10/01/2029	4.875%		5,000	5,014
10/01/2031	5.125%		37,000	37,280
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		25,000	25,423
10/15/2027	6.750%		77,000	79,916
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	33,400
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		47,000	49,394
04/20/2029	5.750%		35,455	38,210
American Axle & Manufacturing, Inc.
03/15/2026	6.250%		33,000	33,985
04/01/2027	6.500%		2,000	2,086
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		64,000	65,312
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		405,000	502,959
Apache Corp.
11/15/2025	4.625%		15,000	16,144
11/15/2027	4.875%		19,000	20,722
09/01/2040	5.100%		50,000	56,001
02/01/2042	5.250%		16,000	17,828
04/15/2043	4.750%		32,000	34,645
01/15/2044	4.250%		11,000	11,115
Apergy Corp.
05/01/2026	6.375%		19,000	19,824
Appalachian Power Co.
05/15/2044	4.400%		400,000	470,163
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	20,737
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,580
02/01/2028	5.000%		16,000	16,497
Arches Buyer, Inc.(a)
06/01/2028	4.250%		11,000	11,155
12/01/2028	6.125%		7,000	7,134
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	26,857
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	2.000%	EUR	100,000	116,741
09/01/2029	4.000%		64,000	64,698
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		14,000	14,404
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	25,456
08/01/2025	6.875%		24,000	24,486
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	32,307
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	119,600
AssuredPartners, Inc.(a)
01/15/2029	5.625%		46,000	46,295
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	140,649
09/15/2055	3.550%		307,000	302,683
12/01/2057	3.800%		490,000	500,792
Avantor Funding, Inc.(a)
07/15/2028	4.625%		35,000	36,872
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/01/2029	5.375%		10,000	10,564
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		24,000	23,341

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	14,553
Bank of America Corp.(e)
07/21/2032	2.299%		600,000	591,489
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%		35,000	35,749
11/01/2025	5.500%		37,000	37,598
04/01/2026	9.250%		35,000	37,380
01/31/2027	8.500%		72,000	76,797
01/30/2030	5.250%		20,000	18,645
02/15/2031	5.250%		36,000	33,122
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		21,000	21,854
05/15/2029	4.125%		23,000	22,909
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	457,150
06/06/2027	3.700%		333,000	368,163
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	114,485
Blackstone Mortgage Trust, Inc.(a),(g)
01/15/2027	3.750%		43,000	42,611
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		16,000	16,409
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%		9,000	9,607
03/01/2026	9.125%		6,000	6,288
Boyd Gaming Corp.(a)
06/01/2025	8.625%		10,000	10,825
06/15/2031	4.750%		39,000	40,225
Boyd Gaming Corp.
12/01/2027	4.750%		22,000	22,714
Boyne USA, Inc.(a)
05/15/2029	4.750%		9,000	9,294
Broadcom, Inc.(a)
04/15/2034	3.469%		119,000	123,058
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		35,000	34,874
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	44,357
BWX Technologies, Inc.(a)
06/30/2028	4.125%		25,000	25,673
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		53,000	53,744
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		54,000	54,763
Callon Petroleum Co.
10/01/2024	6.125%		14,000	13,760
07/01/2026	6.375%		103,000	98,472
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Callon Petroleum Co.(a)
08/01/2028	8.000%		23,000	22,711
Calpine Corp.(a)
06/01/2026	5.250%		15,000	15,426
02/15/2028	4.500%		33,000	33,673
02/01/2029	4.625%		5,000	4,927
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	21,825
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	8,311
03/01/2028	2.375%	EUR	100,000	117,277
02/15/2029	3.125%		10,000	9,807
04/01/2030	3.500%		20,000	19,999
CCM Merger, Inc.(a)
05/01/2026	6.375%		23,000	24,197
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		55,000	57,276
03/01/2030	4.750%		111,000	116,034
08/15/2030	4.500%		36,000	37,101
02/01/2031	4.250%		75,000	76,287
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		23,000	24,350
CDK Global, Inc.
06/01/2027	4.875%		21,000	21,987
Cedar Fair LP
07/15/2029	5.250%		24,000	24,644
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%		17,000	17,167
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		42,000	43,811
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%		13,000	13,947
Cengage Learning, Inc.(a)
06/15/2024	9.500%		40,000	40,980
Centene Corp.
12/15/2029	4.625%		27,000	29,409
02/15/2030	3.375%		27,000	27,946
10/15/2030	3.000%		54,000	55,351
CenturyLink, Inc.
03/15/2022	5.800%		78,000	79,475
04/01/2025	5.625%		73,000	79,419
CenturyLink, Inc.(a)
12/15/2026	5.125%		26,000	26,959
02/15/2027	4.000%		16,000	16,353
CFX Escrow Corp.(a)
02/15/2026	6.375%		9,000	9,447

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	30,000	30,237
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	10,000	10,396
03/15/2029	3.750%	13,000	13,326
03/15/2031	4.000%	10,000	10,473
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	185,665
Charter Communications Operating LLC/Capital(g)
06/30/2062	3.950%	307,000	296,873
Cheniere Energy Partners LP
10/01/2029	4.500%	8,000	8,510
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	24,000	25,205
01/31/2032	3.250%	67,000	67,253
Cheniere Energy, Inc.
10/15/2028	4.625%	35,000	36,906
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	38,000	39,773
03/15/2026	8.000%	24,000	25,450
03/15/2027	5.625%	10,000	10,479
04/15/2029	6.875%	31,000	31,038
Cinemark USA, Inc.(a)
05/01/2025	8.750%	36,000	38,619
03/15/2026	5.875%	40,000	40,396
07/15/2028	5.250%	36,000	35,452
Citigroup, Inc.(e)
06/03/2031	2.572%	225,000	229,211
05/01/2032	2.561%	116,000	117,330
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	20,000	20,003
07/01/2029	4.875%	44,000	44,086
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	55,000	57,894
06/01/2029	7.500%	33,000	34,402
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	46,554
Clearway Energy Operating LLC
09/15/2026	5.000%	31,000	31,829
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	22,218
02/15/2031	3.750%	87,000	87,740
Clearway Energy Operating LLC(a),(g)
01/15/2032	3.750%	15,000	15,028
CMS Energy Corp.
11/15/2025	3.600%	682,000	738,369
CNX Midstream Partners LP(a)
04/15/2030	4.750%	34,000	34,440
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Resources Corp.(a)
03/14/2027	7.250%	37,000	39,384
01/15/2029	6.000%	25,000	26,448
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	11,000	11,592
07/01/2025	6.250%	44,000	46,359
07/01/2027	8.125%	39,000	43,831
Commercial Metals Co.
02/15/2031	3.875%	5,000	5,033
CommScope Technologies LLC(a)
06/15/2025	6.000%	29,000	29,442
Comstock Resources, Inc.(a)
03/01/2029	6.750%	20,000	21,614
01/15/2030	5.875%	12,000	12,482
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	19,000	19,146
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	66,000	67,684
05/01/2029	5.000%	12,000	12,524
CSC Holdings LLC(a)
02/01/2028	5.375%	66,000	68,953
01/15/2030	5.750%	23,000	23,386
12/01/2030	4.125%	92,000	90,178
12/01/2030	4.625%	41,000	38,865
02/15/2031	3.375%	36,000	33,461
CSX Corp.
11/01/2046	3.800%	205,000	230,377
CVS Health Corp.
03/25/2048	5.050%	270,000	348,193
DCP Midstream Operating LP
05/15/2029	5.125%	28,000	31,542
04/01/2044	5.600%	33,000	38,603
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	32,813
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	34,138
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	45,000	50,197
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,000	2,650
08/15/2027	6.625%	22,000	9,704
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	19,000	19,836
DISH DBS Corp.
07/01/2026	7.750%	68,000	76,835
06/01/2029	5.125%	83,000	81,427
DT Midstream, Inc.(a)
06/15/2029	4.125%	24,000	24,438
06/15/2031	4.375%	39,000	40,382

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%		490,000	519,077
Duke Energy Corp.
09/01/2046	3.750%		345,000	368,332
Element Solutions, Inc.(a)
09/01/2028	3.875%		45,000	45,718
Eli Lilly & Co.
09/14/2061	1.375%	EUR	100,000	108,750
Emera US Finance LP
06/15/2046	4.750%		620,000	733,175
Encompass Health Corp.
02/01/2028	4.500%		13,000	13,486
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%		4,000	4,227
01/30/2028	5.750%		12,000	12,635
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		29,000	28,981
Enterprise Products Operating LLC
01/31/2060	3.950%		120,000	128,918
EQM Midstream Partners LP(a)
07/01/2025	6.000%		23,000	25,239
07/01/2027	6.500%		28,000	31,505
01/15/2029	4.500%		24,000	24,930
01/15/2031	4.750%		67,000	69,681
EQT Corp.
10/01/2027	3.900%		41,000	44,455
01/15/2029	5.000%		21,000	23,698
EQT Corp.(e)
02/01/2030	8.750%		30,000	38,606
EQT Corp.(a)
05/15/2031	3.625%		15,000	15,633
Everi Holdings, Inc.(a)
07/15/2029	5.000%		4,000	4,102
FedEx Corp.
04/01/2046	4.550%		200,000	238,375
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	332,888
Fiserv, Inc.
07/01/2027	1.125%	EUR	200,000	241,938
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,296,148
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	32,541
Ford Motor Co.
04/21/2023	8.500%		11,000	12,091
04/22/2025	9.000%		11,000	13,230
04/22/2030	9.625%		4,000	5,673
01/15/2043	4.750%		28,000	29,470
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	94,255
11/13/2025	3.375%		18,000	18,529
11/25/2025	2.330%	EUR	100,000	119,164
01/08/2026	4.389%		22,000	23,524
08/17/2027	4.125%		107,000	113,505
02/16/2028	2.900%		20,000	19,865
11/13/2030	4.000%		10,000	10,399
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	39,133
03/15/2043	5.450%		64,000	78,754
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	43,812
03/01/2028	6.125%		62,000	62,854
Gartner, Inc.(a)
07/01/2028	4.500%		28,000	29,355
06/15/2029	3.625%		15,000	15,130
Gates Global LLC/Co.(a)
01/15/2026	6.250%		21,000	21,744
Georgia Power Co.
03/15/2042	4.300%		75,000	87,830
Goldman Sachs Group, Inc. (The)(e)
05/01/2029	4.223%		170,000	192,321
07/21/2032	2.383%		108,000	106,984
Goldman Sachs Group, Inc. (The)(a)
03/18/2033	1.000%	EUR	150,000	174,105
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%		29,000	30,801
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	355,133
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		49,000	48,885
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		39,741	41,630
HB Fuller Co.
10/15/2028	4.250%		14,000	14,241
HCA, Inc.
09/01/2028	5.625%		20,000	23,797
02/01/2029	5.875%		34,000	40,860
09/01/2030	3.500%		48,000	50,848
HealthEquity, Inc.(a),(g)
10/01/2029	4.500%		20,000	20,325
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		37,000	36,567
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	34,622
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	10,113

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%		36,000	36,864
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	11,412
02/01/2029	5.750%		7,000	7,214
02/01/2031	6.000%		22,000	22,692
Hillenbrand, Inc.
06/15/2025	5.750%		7,000	7,385
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	14,648
02/15/2032	3.625%		19,000	18,728
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	36,582
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	127,123
HUB International Ltd.(a)
05/01/2026	7.000%		50,000	51,703
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	22,979
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	17,985
05/01/2027	8.375%		75,385	80,531
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	12,480
01/15/2028	4.750%		25,000	25,754
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		33,000	36,352
Ingevity Corp.(a)
11/01/2028	3.875%		38,000	37,897
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		46,000	49,726
Inspired Entertainment Financing PLC(a)
06/01/2026	7.875%	GBP	100,000	138,445
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	116,537
IRB Holding Corp.(a)
06/15/2025	7.000%		27,000	28,682
02/15/2026	6.750%		78,000	80,236
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%		17,000	17,255
Iron Mountain, Inc.(a)
07/15/2030	5.250%		28,000	29,716
ITT Holdings LLC(a)
08/01/2029	6.500%		16,000	16,149
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2028	5.000%		13,000	13,998
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	19,880
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	200,000	238,185
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		490,000	497,614
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%		40,000	41,096
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		81,000	81,902
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	124,794
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	108,858
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	504,225
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	576,201
Kroger Co. (The)
01/15/2048	4.650%		10,000	12,281
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	6,351
10/01/2030	6.625%		10,000	11,355
L Brands, Inc.
06/15/2029	7.500%		9,000	10,228
11/01/2035	6.875%		34,000	42,675
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	50,650
02/01/2027	4.250%		22,000	21,877
06/15/2029	4.750%		60,000	59,669
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,445
11/01/2026	4.875%		25,000	25,632
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%		14,000	14,370
05/01/2029	4.875%		6,000	6,150
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		10,000	10,163
Level 3 Financing, Inc.(a)
01/15/2029	3.625%		22,000	21,319
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%		30,000	33,028
10/15/2027	4.750%		15,000	15,260
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		51,000	51,791
Lumen Technologies, Inc.(a)
06/15/2029	5.375%		20,000	20,343

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%		12,000	13,067
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	40,984
06/30/2029	5.875%		41,000	41,455
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%		31,000	31,618
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%		10,000	10,157
Matador Resources Co.
09/15/2026	5.875%		53,000	54,684
Match Group, Inc.(a)
02/15/2029	5.625%		6,000	6,467
Mattel, Inc.(a)
04/01/2026	3.375%		14,000	14,437
04/01/2029	3.750%		43,000	44,830
Mattel, Inc.
11/01/2041	5.450%		14,000	16,736
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR	150,000	176,102
Meritage Homes Corp.(a)
04/15/2029	3.875%		34,000	35,694
MGIC Investment Corp.
08/15/2028	5.250%		5,000	5,331
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		18,000	19,438
02/15/2029	3.875%		7,000	7,448
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	21,747
02/01/2027	5.750%		18,000	20,689
Microchip Technology, Inc.
09/01/2025	4.250%		27,000	28,220
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		46,000	46,848
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		50,580	55,036
Minerals Technologies, Inc.(a)
07/01/2028	5.000%		19,000	19,711
Moog, Inc.(a)
12/15/2027	4.250%		18,000	18,600
Mozart Debt Merger Sub, Inc.(a),(g)
10/01/2029	5.250%		15,000	15,000
Nabors Industries Ltd.(a)
01/15/2026	7.250%		17,000	16,529
Navient Corp.
06/15/2022	6.500%		40,000	41,305
03/15/2028	4.875%		24,000	24,198
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NCL Corp Ltd.(a)
03/15/2026	5.875%		17,000	17,430
NCR Corp.(a)
09/01/2027	5.750%		21,000	22,183
10/01/2028	5.000%		49,000	50,353
04/15/2029	5.125%		28,000	28,880
10/01/2030	5.250%		20,000	20,974
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%		31,000	32,171
Netflix, Inc.
04/15/2028	4.875%		56,000	64,458
11/15/2028	5.875%		17,000	20,830
05/15/2029	6.375%		3,000	3,795
Netflix, Inc.(a)
05/15/2029	4.625%	EUR	100,000	145,373
11/15/2029	5.375%		24,000	29,075
06/15/2030	4.875%		40,000	47,115
Newell Brands, Inc.
06/01/2025	4.875%		11,000	12,143
Newfield Exploration Co.
01/01/2026	5.375%		21,000	23,714
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		28,000	30,099
NFP Corp.(a),(i)
08/15/2028	4.875%		34,000	34,562
NFP Corp.(a)
08/15/2028	6.875%		93,000	94,920
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%		13,000	13,502
07/15/2029	4.500%		20,000	19,561
07/15/2031	4.750%		24,000	23,362
NiSource, Inc.
05/15/2047	4.375%		93,000	110,926
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%		15,000	14,902
Novelis Corp.(a)
11/15/2026	3.250%		21,000	21,291
01/30/2030	4.750%		43,000	45,231
08/15/2031	3.875%		25,000	24,809
Novolex(a)
01/15/2025	6.875%		15,000	15,179
NRG Energy, Inc.
01/15/2027	6.625%		43,000	44,561
NRG Energy, Inc.(a)
02/15/2029	3.375%		20,000	19,723
02/15/2031	3.625%		46,000	45,201
02/15/2032	3.875%		36,000	35,596

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
02/01/2022	4.750%	14,000	14,040
10/01/2025	5.750%	18,000	19,404
06/01/2026	6.000%	17,000	18,443
04/28/2027	5.625%	46,000	49,031
10/01/2030	6.375%	14,000	15,532
Occidental Petroleum Corp.
07/15/2025	8.000%	48,000	57,288
08/15/2029	3.500%	37,000	37,625
09/01/2030	6.625%	56,000	69,113
01/01/2031	6.125%	23,000	27,560
05/01/2031	7.500%	13,000	16,884
09/15/2036	6.450%	17,000	21,400
03/15/2046	6.600%	40,000	50,435
04/15/2046	4.400%	132,000	131,333
Olympus Water US Holding Corp.(a),(g)
10/01/2028	4.250%	30,000	29,656
10/01/2029	6.250%	13,000	12,902
Oracle Corp.
04/01/2050	3.600%	174,000	174,186
03/25/2061	4.100%	168,000	179,747
Organon Finance 1 LLC(a)
04/30/2031	5.125%	55,000	57,757
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	5,000	5,274
02/01/2028	7.250%	17,000	18,212
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	11,284
01/15/2029	4.250%	15,000	14,864
03/15/2030	4.625%	14,000	14,038
Pacific Gas and Electric Co.
07/01/2050	4.950%	105,000	111,460
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	10,000	10,169
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	30,000	31,746
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	25,000	25,652
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,193,735
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	38,000	39,331
07/01/2029	4.125%	19,000	18,767
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,413
10/15/2027	5.500%	34,000	35,582
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	32,000	33,056
02/15/2029	7.750%	8,000	8,725
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	25,000	25,474
07/01/2030	5.250%	18,000	18,425
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	30,755
04/15/2031	4.250%	79,000	84,476
03/01/2032	3.500%	75,000	76,284
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	508,131
Plantronics, Inc.(a)
03/01/2029	4.750%	80,000	74,963
Playtika Holding Corp.(a)
03/15/2029	4.250%	24,000	24,080
Post Holdings, Inc.(a)
03/01/2027	5.750%	41,000	42,599
01/15/2028	5.625%	12,000	12,608
04/15/2030	4.625%	67,000	67,544
09/15/2031	4.500%	48,000	47,584
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	14,627
04/01/2031	3.750%	15,000	14,475
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	23,884
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	58,098
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	15,168
Quicken Loans, Inc.(a)
01/15/2028	5.250%	23,000	24,754
Radian Group, Inc.
03/15/2025	6.625%	2,000	2,236
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	25,000	25,806
09/15/2028	6.500%	62,000	63,183
Radiology Partners, Inc.(a)
02/01/2028	9.250%	11,000	11,818
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	12,000	12,448
Resideo Funding, Inc.(a)
09/01/2029	4.000%	28,000	27,471
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	14,000	14,031
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	17,000	17,148
09/15/2029	4.000%	19,000	18,975
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(g)
10/15/2033	4.000%	71,000	70,487

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%		23,000	23,717
Roller Bearing Co. of America, Inc.(a),(g)
10/15/2029	4.375%		4,000	4,099
RP Escrow Issuer LLC(a)
12/15/2025	5.250%		37,000	38,031
Sabre GLBL, Inc.(a)
04/15/2025	9.250%		7,000	8,092
09/01/2025	7.375%		12,000	12,774
SBA Communications Corp.
09/01/2024	4.875%		39,000	39,710
Scientific Games International, Inc.(a)
07/01/2025	8.625%		28,000	30,351
10/15/2025	5.000%		34,000	34,960
03/15/2026	8.250%		72,000	76,712
05/15/2028	7.000%		13,000	14,038
11/15/2029	7.250%		43,000	48,371
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%		31,000	31,287
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%		6,000	6,019
01/15/2031	5.375%		11,000	10,815
Scripps Escrow, Inc.(a)
07/15/2027	5.875%		39,000	39,974
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%		9,000	9,395
Select Medical Corp.(a)
08/15/2026	6.250%		39,000	41,034
Sempra Energy
06/15/2024	3.550%		465,000	495,045
06/15/2027	3.250%		260,000	280,562
Service Properties Trust
03/15/2024	4.650%		16,000	16,235
10/01/2024	4.350%		7,000	7,093
12/15/2027	5.500%		10,000	10,645
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	39,010
04/01/2029	4.750%		4,000	4,115
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		28,000	29,217
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	116,684
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		19,000	19,216
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		30,000	30,408
07/01/2030	4.125%		49,000	49,255
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	21,194
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	13,848
SM Energy Co.
09/15/2026	6.750%		38,000	38,797
01/15/2027	6.625%		8,000	8,199
07/15/2028	6.500%		14,000	14,471
Southern Co. (The)
07/01/2046	4.400%		340,000	401,242
Southern Co. (The)(e)
09/15/2081	1.875%	EUR	100,000	115,284
Southwestern Energy Co.(a)
02/01/2029	5.375%		16,000	17,130
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	49,355
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	118,174
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	22,102
10/01/2023	8.250%		33,000	36,928
Sprint Capital Corp.
11/15/2028	6.875%		81,000	103,456
Sprint Corp.
03/01/2026	7.625%		49,000	59,372
Square, Inc.(a)
06/01/2026	2.750%		8,000	8,119
06/01/2031	3.500%		17,000	17,446
SRS Distribution, Inc.(a)
07/01/2028	4.625%		18,000	18,363
07/01/2029	6.125%		34,000	35,025
Staples, Inc.(a)
04/15/2026	7.500%		28,000	28,396
04/15/2027	10.750%		7,000	6,811
Sunoco LP/Finance Corp.
02/15/2026	5.500%		37,000	37,761
05/15/2029	4.500%		10,000	10,146
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		11,000	11,195
04/15/2027	10.000%		19,000	20,558
Switch Ltd.(a)
06/15/2029	4.125%		19,000	19,542
Syneos Health, Inc.(a)
01/15/2029	3.625%		12,000	11,961

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	21,000	21,741
01/15/2028	5.000%	64,000	67,359
03/01/2030	5.500%	62,000	67,808
02/01/2031	4.875%	25,000	26,966
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	41,000	42,362
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	21,000	23,381
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	310,247
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	15,000	15,750
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	15,000	15,028
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	28,000	29,730
02/01/2027	6.250%	54,000	56,126
11/01/2027	5.125%	74,000	77,362
06/15/2028	4.625%	10,000	10,374
10/01/2028	6.125%	67,000	70,310
Tenneco, Inc.(a)
01/15/2029	7.875%	39,000	43,556
04/15/2029	5.125%	20,000	20,447
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	25,000	26,926
01/15/2030	4.750%	28,000	29,312
T-Mobile USA, Inc.
02/15/2026	2.250%	11,000	11,118
02/15/2029	2.625%	44,000	44,444
02/15/2031	2.875%	24,000	24,215
04/15/2031	3.500%	8,000	8,443
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	31,000	32,737
TransDigm, Inc.(a)
12/15/2025	8.000%	30,000	31,952
03/15/2026	6.250%	108,000	112,939
TransDigm, Inc.
06/15/2026	6.375%	16,000	16,527
11/15/2027	5.500%	40,000	41,161
01/15/2029	4.625%	29,000	28,928
05/01/2029	4.875%	29,000	29,045
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	41,000	42,034
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	14,070	14,014
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	79,032	77,856
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	39,000	39,689
Uber Technologies, Inc.(a)
05/15/2025	7.500%	38,000	40,542
01/15/2028	6.250%	20,000	21,459
08/15/2029	4.500%	109,000	109,742
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	15,000	15,191
09/30/2029	7.500%	9,000	9,228
Union Pacific Corp.
08/15/2059	3.950%	200,000	234,218
United Airlines, Inc.(a)
04/15/2026	4.375%	17,000	17,478
04/15/2029	4.625%	19,000	19,642
United Rentals North America, Inc.
07/15/2030	4.000%	13,000	13,511
01/15/2032	3.750%	15,000	15,176
US Foods, Inc.(a)
02/15/2029	4.750%	16,000	16,431
USI, Inc.(a)
05/01/2025	6.875%	15,000	15,264
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	37,000	38,129
08/15/2031	4.125%	30,000	31,352
Verizon Communications, Inc.(a)
03/15/2032	2.355%	218,000	215,834
Verizon Communications, Inc.
03/22/2061	3.700%	205,000	216,700
Verscend Escrow Corp.(a)
08/15/2026	9.750%	47,000	49,591
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	21,000	22,310
Viking Cruises Ltd.(a)
05/15/2025	13.000%	2,000	2,305
09/15/2027	5.875%	26,000	25,262
02/15/2029	7.000%	8,000	8,120
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	7,000	6,990
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	14,000	14,392
02/15/2027	5.625%	48,000	49,689
07/31/2027	5.000%	11,000	11,362
05/01/2029	4.375%	24,000	24,173
VOC Escrow Ltd.(a)
02/15/2028	5.000%	8,000	7,891
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	66,000	66,807

14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Welbilt, Inc.
02/15/2024	9.500%		16,000	16,455
Wells Fargo & Co.
10/23/2026	3.000%		160,000	171,392
Wells Fargo & Co.(a),(e)
05/04/2030	1.741%	EUR	200,000	248,864
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	34,176
06/15/2028	7.250%		26,000	28,797
Western Gas Partners LP
03/01/2048	5.300%		73,000	84,138
White Cap Buyer LLC(a)
10/15/2028	6.875%		30,000	31,740
Williams Companies, Inc. (The)
09/15/2045	5.100%		170,000	210,581
WR Grace Holdings LLC(a)
06/15/2027	4.875%		29,000	29,835
08/15/2029	5.625%		52,000	53,663
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	30,610
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		7,000	7,382
10/01/2029	5.125%		9,000	9,067
Yum! Brands, Inc.(a)
04/01/2025	7.750%		5,000	5,346
01/15/2030	4.750%		16,000	17,348
Yum! Brands, Inc.
03/15/2031	3.625%		21,000	21,174
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		58,000	57,716
Total				34,097,427
Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%		200,000	215,193
Total Corporate Bonds & Notes (Cost $55,919,101)				58,794,035

Foreign Government Obligations(c),(j) 15.4%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	203,098
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		200,000	197,740
Foreign Government Obligations(c),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Brazilian Government International Bond
01/27/2045	5.000%		200,000	186,861
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		6,000	6,347
06/01/2027	5.250%		32,000	33,633
05/15/2029	4.250%		15,000	15,000
Total				54,980
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%		200,000	200,389
Colombia 1.2%
Colombia Government International Bond
01/30/2030	3.000%		800,000	755,980
04/15/2031	3.125%		200,000	187,337
Ecopetrol SA
04/29/2030	6.875%		300,000	351,088
Total				1,294,405
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%		200,000	204,125
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	775,630
09/23/2032	4.875%		150,000	153,377
01/30/2060	5.875%		150,000	147,128
Total				1,076,135
Egypt 0.3%
Egypt Government International Bond(a)
03/01/2049	8.700%		355,000	344,327
El Salvador 0.1%
El Salvador Government International Bond(a)
04/10/2032	8.250%		200,000	148,943
France 0.3%
Electricite de France SA(a)
12/09/2049	2.000%	EUR	100,000	123,129
Electricite de France SA(a),(e)
12/31/2049	6.000%	GBP	100,000	148,850
Total				271,979

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(c),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	486,416
Ghana 0.4%
Ghana Government International Bond(a)
02/11/2027	6.375%		400,000	377,328
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	230,403
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	203,200
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	201,857
Total				405,057
Indonesia 1.3%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	451,881
01/15/2045	5.125%		200,000	242,128
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	207,772
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%		200,000	257,380
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		200,000	192,130
Total				1,351,291
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	274,844
06/15/2033	6.125%		200,000	211,128
Total				485,972
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		300,000	355,526
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	217,106
Foreign Government Obligations(c),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.4%
Petroleos Mexicanos
03/13/2027	6.500%		500,000	527,756
01/23/2030	6.840%		250,000	257,368
01/28/2031	5.950%		400,000	387,550
01/23/2050	7.690%		273,000	258,247
Total				1,430,921
Netherlands 0.5%
Stedin Holding NV(a),(e)
12/31/2049	3.250%	EUR	270,000	314,260
Syngenta Finance NV(a)
04/24/2028	5.182%		200,000	224,938
Total				539,198
Panama 0.4%
Panama Government International Bond
01/23/2030	3.160%		200,000	206,171
07/23/2060	3.870%		200,000	195,550
Total				401,721
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	229,349
Qatar 1.1%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	455,225
04/16/2030	3.750%		200,000	225,637
04/23/2048	5.103%		250,000	332,287
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	197,850
Total				1,210,999
Romania 0.3%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	251,944
02/14/2051	4.000%		116,000	115,674
Total				367,618
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%		200,000	239,745
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	323,208
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	652,466
Total				975,674

16	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(c),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.2%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	200,000	208,321
Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%	250,000	249,356
02/17/2028	5.125%	300,000	284,750
01/14/2041	6.000%	200,000	173,083
Total			707,189
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	198,170
Ukraine Government International Bond(a)
09/01/2026	7.750%	100,000	108,397
Total			306,567
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	251,698
04/16/2050	3.875%	200,000	229,042
DP World PLC(a)
07/02/2037	6.850%	400,000	535,617
Total			1,016,357
Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	264,099
State Grid Overseas Investment BVI Ltd.(a)
05/04/2027	3.500%	200,000	219,537
Total			483,636
Total Foreign Government Obligations (Cost $15,867,557)			16,209,376

Residential Mortgage-Backed Securities - Agency 1.0%

United States 1.0%
Federal National Mortgage Association(b),(k)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.964%	189,557	34,869
Federal National Mortgage Association(k)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	585,360	101,550
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.500%	500,000	539,141
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(k)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.113%	130,173	30,430
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	6.013%	103,574	20,025
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.963%	412,866	81,177
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.963%	405,079	101,568
Government National Mortgage Association(k)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	934,101	135,536
CMO Series 2021-9 Class MI
01/20/2051	2.500%	238,209	30,861
Total			1,075,157
Total Residential Mortgage-Backed Securities - Agency (Cost $973,633)			1,075,157

Residential Mortgage-Backed Securities - Non-Agency 12.0%

Bermuda 1.1%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.836%	1,000,000	1,001,359
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.686%	200,000	200,586
Total			1,201,945
United States 10.9%
BVRT Financing Trust(a),(b),(l)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	500,000	500,000
CIM Trust(a),(d)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	436,785	438,400

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.436%	700,000	722,308
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.886%	421,095	421,832
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.886%	797,000	792,817
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.686%	481,578	487,397
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.086%	400,000	403,378
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.436%	700,000	701,420
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	2.786%	600,000	603,730
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.186%	500,000	515,379
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	439,724
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	406,124
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	246,608	246,683
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	388,583	395,031
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	2.936%	500,000	504,406
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.336%	500,000	524,711
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	141,925	141,571
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.736%	1,000,000	998,641
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	139,846	139,883
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	406,479
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	197,531	197,842
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	408,240
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	503,013
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	527,830
Total			11,426,839
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $12,551,636)			12,628,784

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Cengage Learning, Inc.(b),(i),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	35,407	35,612
Springs Window Fashions(b),(i),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 09/17/2028	4.750%	49,000	48,602

18	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(b),(i),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	26,000	26,082
Total			110,296
Total Senior Loans (Cost $110,003)			110,296
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(n),(o)	5,040,865	5,040,361
Total Money Market Funds (Cost $5,040,361)		5,040,361
Total Investments in Securities (Cost $99,856,679)		103,427,563
Other Assets & Liabilities, Net		1,790,373
Net Assets		$105,217,936

At September 30, 2021, securities and/or cash totaling $569,326 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,042,000 EUR	22,378,844 USD	UBS	10/20/2021	314,739	—
3,130,000 GBP	4,295,903 USD	UBS	10/20/2021	78,458	—
472,649 USD	400,000 EUR	UBS	10/20/2021	—	(9,166)
Total				393,197	(9,166)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	34	12/2021	EUR	5,166,300	—	(87,556)
U.S. Treasury 10-Year Note	8	12/2021	USD	1,052,875	—	(13,390)
Total					—	(100,946)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(22)	12/2021	USD	(3,502,813)	93,795	—
U.S. Treasury 10-Year Note	(16)	12/2021	USD	(2,105,750)	28,335	—
U.S. Ultra Treasury Bond	(34)	12/2021	USD	(6,496,125)	210,820	—
Total					332,950	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	2,000,000	4,465	—	—	4,465	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $72,907,463, which represents 69.29% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,725,981	45,579,107	(44,264,856)	129	5,040,361	(129)	2,789	5,040,865
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2021

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